First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Automobiles — 1.1%
80,983	Tesla, Inc. (a)	$21,187,582
	Beverages — 3.9%
237,936	Coca-Cola Europacific Partners PLC	18,737,460
515,062	Keurig Dr Pepper, Inc.	19,304,524
376,988	Monster Beverage Corp. (a)	19,667,464
112,713	PepsiCo, Inc.	19,166,845
		76,876,293
	Biotechnology — 5.8%
57,188	Amgen, Inc.	18,426,546
96,781	Biogen, Inc. (a)	18,760,029
229,857	Gilead Sciences, Inc.	19,271,211
293,717	Moderna, Inc. (a)	19,629,107
16,851	Regeneron Pharmaceuticals, Inc. (a)	17,714,445
41,501	Vertex Pharmaceuticals, Inc. (a)	19,301,285
		113,102,623
	Broadline Retail — 3.3%
100,700	Amazon.com, Inc. (a)	18,763,431
9,172	MercadoLibre, Inc. (a)	18,820,577
193,135	PDD Holdings, Inc., ADR (a)	26,036,529
		63,620,537
	Chemicals — 1.0%
40,886	Linde PLC	19,496,898
	Commercial Services & Supplies — 2.0%
94,505	Cintas Corp.	19,456,689
375,082	Copart, Inc. (a)	19,654,297
		39,110,986
	Communications Equipment — 1.0%
371,257	Cisco Systems, Inc.	19,758,298
	Consumer Staples Distribution & Retail — 1.9%
21,273	Costco Wholesale Corp.	18,858,940
268,984	Dollar Tree, Inc. (a)	18,914,955
		37,773,895
	Electric Utilities — 4.0%
188,882	American Electric Power Co., Inc.	19,379,293
75,670	Constellation Energy Corp.	19,675,713
479,121	Exelon Corp.	19,428,357
300,862	Xcel Energy, Inc.	19,646,289
		78,129,652
	Electronic Equipment, Instruments & Components — 1.0%
85,638	CDW Corp.	19,379,879
Shares	Description	Value

	Energy Equipment & Services — 1.0%
535,356	Baker Hughes Co.	$19,353,119
	Entertainment — 4.0%
138,260	Electronic Arts, Inc.	19,832,015
27,523	Netflix, Inc. (a)	19,521,238
129,683	Take-Two Interactive Software, Inc. (a)	19,933,574
2,341,532	Warner Bros. Discovery, Inc. (a)	19,317,639
		78,604,466
	Financial Services — 1.0%
251,358	PayPal Holdings, Inc. (a)	19,613,465
	Food Products — 2.0%
551,894	Kraft Heinz (The) Co.	19,376,998
259,750	Mondelez International, Inc., Class A	19,135,783
		38,512,781
	Ground Transportation — 2.0%
552,368	CSX Corp.	19,073,267
99,470	Old Dominion Freight Line, Inc.	19,758,721
		38,831,988
	Health Care Equipment & Supplies — 4.0%
273,949	Dexcom, Inc. (a)	18,365,541
213,716	GE HealthCare Technologies, Inc.	20,057,247
38,076	IDEXX Laboratories, Inc. (a)	19,236,757
39,683	Intuitive Surgical, Inc. (a)	19,495,067
		77,154,612
	Hotels, Restaurants & Leisure — 5.0%
147,082	Airbnb, Inc., Class A (a)	18,651,468
4,748	Booking Holdings, Inc.	19,999,146
138,092	DoorDash, Inc., Class A (a)	19,709,871
78,948	Marriott International, Inc., Class A	19,626,473
200,877	Starbucks Corp.	19,583,499
		97,570,457
	Industrial Conglomerates — 1.0%
94,882	Honeywell International, Inc.	19,613,058
	Interactive Media & Services — 2.0%
58,971	Alphabet, Inc., Class A	9,780,341
58,596	Alphabet, Inc., Class C	9,796,665
34,371	Meta Platforms, Inc., Class A	19,675,335
		39,252,341

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 2.0%
255,080	Cognizant Technology Solutions Corp., Class A	$19,687,074
69,291	MongoDB, Inc. (a)	18,732,822
		38,419,896
	Life Sciences Tools & Services — 1.0%
147,059	Illumina, Inc. (a)	19,177,964
	Machinery — 1.0%
195,069	PACCAR, Inc.	19,249,409
	Media — 3.0%
58,396	Charter Communications, Inc., Class A (a)	18,924,976
481,032	Comcast Corp., Class A	20,092,706
176,186	Trade Desk (The), Inc., Class A (a)	19,318,795
		58,336,477
	Oil, Gas & Consumable Fuels — 0.9%
106,598	Diamondback Energy, Inc.	18,377,495
	Pharmaceuticals — 1.0%
246,162	AstraZeneca PLC, ADR	19,178,481
	Professional Services — 3.0%
69,803	Automatic Data Processing, Inc.	19,316,584
144,786	Paychex, Inc.	19,428,834
72,850	Verisk Analytics, Inc.	19,520,886
		58,266,304
	Real Estate Management & Development — 1.0%
249,376	CoStar Group, Inc. (a)	18,812,925
	Semiconductors & Semiconductor Equipment — 18.5%
123,720	Advanced Micro Devices, Inc. (a)	20,299,978
85,079	Analog Devices, Inc.	19,582,634
100,407	Applied Materials, Inc.	20,287,234
138,907	ARM Holdings PLC, ADR (a)	19,865,090
24,261	ASML Holding N.V.	20,215,478
112,765	Broadcom, Inc.	19,451,963
489,577	GLOBALFOUNDRIES, Inc. (a)	19,705,474
883,435	Intel Corp.	20,725,385
25,425	KLA Corp.	19,689,374
24,954	Lam Research Corp.	20,364,460
261,191	Marvell Technology, Inc.	18,837,095
250,541	Microchip Technology, Inc.	20,115,937
212,259	Micron Technology, Inc.	22,013,381
166,329	NVIDIA Corp.	20,198,994
83,207	NXP Semiconductors N.V.	19,970,512
277,335	ON Semiconductor Corp. (a)	20,137,294
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
114,221	QUALCOMM, Inc.	$19,423,281
94,905	Texas Instruments, Inc.	19,604,526
		360,488,090
	Software — 14.7%
36,941	Adobe, Inc. (a)	19,127,311
60,247	ANSYS, Inc. (a)	19,196,502
118,312	Atlassian Corp., Class A (a)	18,789,129
72,185	Autodesk, Inc. (a)	19,885,524
70,478	Cadence Design Systems, Inc. (a)	19,101,652
64,346	Crowdstrike Holdings, Inc., Class A (a)	18,047,123
168,126	Datadog, Inc., Class A (a)	19,344,577
251,292	Fortinet, Inc. (a)	19,487,695
29,914	Intuit, Inc.	18,576,594
44,326	Microsoft Corp.	19,073,478
56,728	Palo Alto Networks, Inc. (a)	19,389,630
34,575	Roper Technologies, Inc.	19,238,913
38,082	Synopsys, Inc. (a)	19,284,344
77,708	Workday, Inc., Class A (a)	18,992,612
111,715	Zscaler, Inc. (a)	19,096,562
		286,631,646
	Specialty Retail — 2.0%
17,397	O’Reilly Automotive, Inc. (a)	20,034,385
125,035	Ross Stores, Inc.	18,819,018
		38,853,403
	Technology Hardware, Storage & Peripherals — 1.9%
84,549	Apple, Inc.	19,699,917
42,194	Super Micro Computer, Inc. (a)	17,569,582
		37,269,499
	Textiles, Apparel & Luxury Goods — 1.0%
73,471	Lululemon Athletica, Inc. (a)	19,936,356
	Trading Companies & Distributors — 1.0%
272,710	Fastenal Co.	19,476,948
	Wireless Telecommunication Services — 1.0%
96,742	T-Mobile US, Inc.	19,963,679
	Total Common Stocks	1,949,381,502
	(Cost $1,649,043,547)

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
892,988	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	$892,988
	(Cost $892,988)

	Total Investments — 100.0%	1,950,274,490
	(Cost $1,649,936,535)
	Net Other Assets and Liabilities — (0.0)%	(735,444)
	Net Assets — 100.0%	$1,949,539,046

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,949,381,502	$ 1,949,381,502	$ —	$ —
Money Market Funds	892,988	892,988	—	—
Total Investments	$1,950,274,490	$1,950,274,490	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 3.2%
921,222	PDD Holdings, Inc., ADR (a)	$124,189,938
	Electronic Equipment, Instruments & Components — 2.3%
406,430	CDW Corp.	91,975,109
	Hotels, Restaurants & Leisure — 2.4%
663,988	DoorDash, Inc., Class A (a)	94,771,007
	Interactive Media & Services — 4.7%
281,318	Alphabet, Inc., Class A	46,656,590
279,464	Alphabet, Inc., Class C	46,723,586
164,070	Meta Platforms, Inc., Class A	93,920,231
		187,300,407
	IT Services — 4.6%
1,215,623	Cognizant Technology Solutions Corp., Class A	93,821,783
328,836	MongoDB, Inc. (a)	88,900,813
		182,722,596
	Semiconductors & Semiconductor Equipment — 43.6%
593,804	Advanced Micro Devices, Inc. (a)	97,431,360
404,933	Analog Devices, Inc.	93,203,429
478,464	Applied Materials, Inc.	96,673,651
658,593	ARM Holdings PLC, ADR (a) (b)	94,185,385
115,809	ASML Holding N.V.	96,497,849
540,843	Broadcom, Inc.	93,295,418
2,336,986	GLOBALFOUNDRIES, Inc. (a)	94,063,687
4,218,293	Intel Corp.	98,961,154
121,064	KLA Corp.	93,753,172
119,035	Lam Research Corp.	97,142,083
1,255,443	Marvell Technology, Inc.	90,542,549
1,199,151	Microchip Technology, Inc.	96,279,834
1,013,286	Micron Technology, Inc.	105,087,891
793,971	NVIDIA Corp.	96,419,838
397,178	NXP Semiconductors N.V.	95,326,692
1,320,700	ON Semiconductor Corp. (a)	95,896,027
545,209	QUALCOMM, Inc.	92,712,790
451,986	Texas Instruments, Inc.	93,366,748
		1,720,839,557
	Software — 34.7%
177,131	Adobe, Inc. (a)	91,714,889
287,797	ANSYS, Inc. (a)	91,700,758
565,729	Atlassian Corp., Class A (a)	89,843,422
344,572	Autodesk, Inc. (a)	94,922,695
Shares	Description	Value

	Software (Continued)
336,422	Cadence Design Systems, Inc. (a)	$91,180,455
307,186	Crowdstrike Holdings, Inc., Class A (a)	86,156,457
800,702	Datadog, Inc., Class A (a)	92,128,772
1,204,751	Fortinet, Inc. (a)	93,428,440
142,782	Intuit, Inc.	88,667,622
210,157	Microsoft Corp.	90,430,557
270,810	Palo Alto Networks, Inc. (a)	92,562,858
165,386	Roper Technologies, Inc.	92,027,386
181,122	Synopsys, Inc. (a)	91,718,370
370,959	Workday, Inc., Class A (a)	90,666,089
535,030	Zscaler, Inc. (a)	91,458,028
		1,368,606,798
	Technology Hardware, Storage & Peripherals — 4.5%
403,574	Apple, Inc.	94,032,742
201,905	Super Micro Computer, Inc. (a)	84,073,242
		178,105,984
	Total Common Stocks	3,948,511,396
	(Cost $3,373,014,781)
MONEY MARKET FUNDS — 0.5%
1,611,540	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (c)	1,611,540
18,770,400	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.76% (c) (d)	18,770,400
	Total Money Market Funds	20,381,940
	(Cost $20,381,940)

	Total Investments — 100.5%	3,968,893,336
	(Cost $3,393,396,721)
	Net Other Assets and Liabilities — (0.5)%	(20,845,563)
	Net Assets — 100.0%	$3,948,047,773

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $18,076,464 and the total value of the collateral held by the Fund is $18,770,400.

(c)	Rate shown reflects yield as of September 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,948,511,396	$ 3,948,511,396	$ —	$ —
Money Market Funds	20,381,940	20,381,940	—	—
Total Investments	$3,968,893,336	$3,968,893,336	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Automobiles — 1.9%
9,062	Tesla, Inc. (b)	$2,370,891
	Beverages — 6.8%
26,616	Coca-Cola Europacific Partners PLC	2,096,010
57,616	Keurig Dr Pepper, Inc.	2,159,448
42,171	Monster Beverage Corp. (b)	2,200,061
12,572	PepsiCo, Inc.	2,137,868
		8,593,387
	Biotechnology — 10.1%
6,400	Amgen, Inc.	2,062,144
10,826	Biogen, Inc. (b)	2,098,512
25,712	Gilead Sciences, Inc.	2,155,694
32,856	Moderna, Inc. (b)	2,195,766
1,893	Regeneron Pharmaceuticals, Inc. (b)	1,989,997
4,644	Vertex Pharmaceuticals, Inc. (b)	2,159,832
		12,661,945
	Broadline Retail — 3.3%
11,265	Amazon.com, Inc. (b)	2,099,008
1,023	MercadoLibre, Inc. (b)	2,099,155
		4,198,163
	Chemicals — 1.7%
4,582	Linde PLC	2,184,973
	Commercial Services & Supplies — 3.5%
10,598	Cintas Corp.	2,181,916
41,983	Copart, Inc. (b)	2,199,909
		4,381,825
	Communications Equipment — 1.8%
41,530	Cisco Systems, Inc.	2,210,227
	Consumer Staples Distribution & Retail — 3.4%
2,397	Costco Wholesale Corp.	2,124,988
30,089	Dollar Tree, Inc. (b)	2,115,859
		4,240,847
	Electric Utilities — 7.0%
21,129	American Electric Power Co., Inc.	2,167,835
8,467	Constellation Energy Corp.	2,201,589
53,596	Exelon Corp.	2,173,318
33,655	Xcel Energy, Inc.	2,197,672
		8,740,414
	Energy Equipment & Services — 1.7%
59,886	Baker Hughes Co.	2,164,879
	Entertainment — 7.0%
15,457	Electronic Arts, Inc.	2,217,152
Shares	Description	Value

	Entertainment (Continued)
3,063	Netflix, Inc. (b)	$2,172,494
14,507	Take-Two Interactive Software, Inc. (b)	2,229,871
261,929	Warner Bros. Discovery, Inc. (b)	2,160,914
		8,780,431
	Financial Services — 1.7%
28,117	PayPal Holdings, Inc. (b)	2,193,970
	Food Products — 3.4%
61,747	Kraft Heinz (The) Co.	2,167,937
29,056	Mondelez International, Inc., Class A	2,140,556
		4,308,493
	Ground Transportation — 3.5%
61,789	CSX Corp.	2,133,574
11,106	Old Dominion Freight Line, Inc.	2,206,096
		4,339,670
	Health Care Equipment & Supplies — 6.9%
30,645	Dexcom, Inc. (b)	2,054,441
23,907	GE HealthCare Technologies, Inc.	2,243,672
4,255	IDEXX Laboratories, Inc. (b)	2,149,711
4,465	Intuitive Surgical, Inc. (b)	2,193,520
		8,641,344
	Hotels, Restaurants & Leisure — 6.9%
16,453	Airbnb, Inc., Class A (b)	2,086,405
533	Booking Holdings, Inc.	2,245,060
8,831	Marriott International, Inc., Class A	2,195,386
22,477	Starbucks Corp.	2,191,283
		8,718,134
	Industrial Conglomerates — 1.8%
10,619	Honeywell International, Inc.	2,195,053
	Life Sciences Tools & Services — 1.7%
16,457	Illumina, Inc. (b)	2,146,157
	Machinery — 1.7%
21,766	PACCAR, Inc.	2,147,869
	Media — 5.2%
6,509	Charter Communications, Inc., Class A (b)	2,109,437
53,809	Comcast Corp., Class A	2,247,602
19,694	Trade Desk (The), Inc., Class A (b)	2,159,447
		6,516,486

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels — 1.6%
11,939	Diamondback Energy, Inc.	$2,058,284
	Pharmaceuticals — 1.7%
27,503	AstraZeneca PLC, ADR	2,142,759
	Professional Services — 5.2%
7,834	Automatic Data Processing, Inc.	2,167,903
16,207	Paychex, Inc.	2,174,817
8,136	Verisk Analytics, Inc.	2,180,123
		6,522,843
	Real Estate Management & Development — 1.7%
27,896	CoStar Group, Inc. (b)	2,104,474
	Specialty Retail — 3.5%
1,939	O’Reilly Automotive, Inc. (b)	2,232,952
13,945	Ross Stores, Inc.	2,098,862
		4,331,814
	Textiles, Apparel & Luxury Goods — 1.8%
8,219	Lululemon Athletica, Inc. (b)	2,230,226
	Trading Companies & Distributors — 1.7%
30,526	Fastenal Co.	2,180,167
	Wireless Telecommunication Services — 1.8%
10,822	T-Mobile US, Inc.	2,233,228
	Total Common Stocks	125,538,953
	(Cost $108,889,831)
MONEY MARKET FUNDS — 0.0%
84,223	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (c)	84,223
	(Cost $84,223)

	Total Investments — 100.0%	125,623,176
	(Cost $108,974,054)
	Net Other Assets and Liabilities — (0.0)%	(61,038)
	Net Assets — 100.0%	$125,562,138

(a)
The industry allocation is based on Standard & Poor’s Global
Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification
Benchmark (ICB) system, which is maintained by FTSE
International Limited.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 125,538,953	$ 125,538,953	$ —	$ —
Money Market Funds	84,223	84,223	—	—
Total Investments	$125,623,176	$125,623,176	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobiles — 19.3%
966,047	Gogoro, Inc. (a) (b)	$512,005
6,595,702	Lucid Group, Inc. (a) (b)	23,282,828
3,019,057	Polestar Automotive Holding UK PLC, Class A, ADR (a) (b)	5,192,778
3,292,769	Rivian Automotive, Inc., Class A (a)	36,944,868
247,674	Tesla, Inc. (a)	64,798,949
		130,731,428
	Chemicals — 7.7%
293,792	Albemarle Corp.	27,825,040
3,734,587	Arcadium Lithium PLC (a)	10,643,573
267,687	Aspen Aerogels, Inc. (a)	7,412,253
139,733	Sociedad Quimica y Minera de Chile S.A., ADR (b)	5,824,072
		51,704,938
	Commercial Services & Supplies — 0.2%
686,847	LanzaTech Global, Inc. (a) (b)	1,311,878
	Construction & Engineering — 0.7%
119,471	Ameresco, Inc., Class A (a)	4,532,730
	Electrical Equipment — 18.6%
104,102	Acuity Brands, Inc.	28,668,650
132,991	American Superconductor Corp. (a)	3,138,588
527,602	Array Technologies, Inc. (a)	3,482,173
1,039,770	Ballard Power Systems, Inc. (a) (b)	1,871,586
351,274	Blink Charging Co. (a) (b)	604,191
790,547	Bloom Energy Corp., Class A (a) (b)	8,348,176
1,476,972	ChargePoint Holdings, Inc. (a) (b)	2,023,452
139,760	EnerSys	14,262,508
752,573	Eos Energy Enterprises, Inc. (a) (b)	2,235,142
447,954	Fluence Energy, Inc. (a)	10,173,035
101,161	LSI Industries, Inc.	1,633,750
498,126	NEXTracker, Inc., Class A (a)	18,669,762
3,054,754	Plug Power, Inc. (a) (b)	6,903,744
578,720	Shoals Technologies Group, Inc., Class A (a)	3,246,619
776,296	Sunrun, Inc. (a)	14,019,906
165,142	TPI Composites, Inc. (a) (b)	751,396
115,756	Vicor Corp. (a)	4,873,328
654,347	Wallbox N.V. (a) (b)	798,303
		125,704,309
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 4.5%
130,827	Advanced Energy Industries, Inc.	$13,768,234
156,145	Itron, Inc. (a)	16,677,847
		30,446,081
	Financial Services — 2.1%
404,413	HA Sustainable Infrastructure Capital, Inc.	13,940,116
	Independent Power and Renewable Electricity Producers — 11.2%
555,604	Altus Power, Inc. (a)	1,766,821
989,915	Brookfield Renewable Partners, L.P. (c)	27,895,805
287,645	Clearway Energy, Inc., Class C	8,824,948
498,733	Montauk Renewables, Inc. (a)	2,598,399
324,838	NextEra Energy Partners, L.P. (c) (d)	8,972,025
209,939	Ormat Technologies, Inc.	16,152,707
848,277	ReNew Energy Global PLC, Class A (a)	5,335,662
433,623	Sunnova Energy International, Inc. (a) (b)	4,223,488
		75,769,855
	Metals & Mining — 1.5%
574,335	MP Materials Corp. (a) (b)	10,137,013
	Oil, Gas & Consumable Fuels — 0.4%
775,906	Clean Energy Fuels Corp. (a)	2,413,068
	Professional Services — 0.3%
48,599	Willdan Group, Inc. (a)	1,990,129
	Semiconductors & Semiconductor Equipment — 33.2%
673,437	Allegro MicroSystems, Inc. (a)	15,691,082
438,115	Enphase Energy, Inc. (a)	49,515,757
233,230	First Solar, Inc. (a)	58,176,891
637,103	Navitas Semiconductor Corp. (a)	1,560,902
681,000	ON Semiconductor Corp. (a)	49,447,410
197,354	Power Integrations, Inc.	12,654,339
198,987	SolarEdge Technologies, Inc. (a)	4,558,792
136,871	Universal Display Corp.	28,729,223
440,585	Wolfspeed, Inc. (a)	4,273,675
		224,608,071
	Specialty Retail — 0.2%
370,978	EVgo, Inc. (a) (b)	1,535,849
	Total Common Stocks	674,825,465
	(Cost $1,149,180,635)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 9.9%
449,237	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (e)	$449,237
66,533,489	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.76% (e) (f)	66,533,489
	Total Money Market Funds	66,982,726
	(Cost $66,982,726)

	Total Investments — 109.8%	741,808,191
	(Cost $1,216,163,361)
	Net Other Assets and Liabilities — (9.8)%	(66,031,897)
	Net Assets — 100.0%	$675,776,294

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $63,032,462 and the total value of the collateral held by the Fund is $66,533,489.

(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of September 30, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 674,825,465	$ 674,825,465	$ —	$ —
Money Market Funds	66,982,726	66,982,726	—	—
Total Investments	$741,808,191	$741,808,191	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Data Center REITs — 10.9%
47,928	Digital Realty Trust, Inc.	$7,756,188
14,785	Equinix, Inc.	13,123,610
		20,879,798
	Diversified REITs — 2.6%
11,309	Alexander & Baldwin, Inc.	217,133
1,804	Alpine Income Property Trust, Inc.	32,833
7,398	American Assets Trust, Inc.	197,674
10,570	Armada Hoffler Properties, Inc.	114,473
29,357	Broadstone Net Lease, Inc.	556,315
3,168	CTO Realty Growth, Inc.	60,255
20,948	Empire State Realty Trust, Inc., Class A	232,104
27,304	Essential Properties Realty Trust, Inc.	932,432
6,624	Gladstone Commercial Corp.	107,574
30,818	Global Net Lease, Inc.	259,487
1,346	Modiv Industrial, Inc.	22,613
5,445	NexPoint Diversified Real Estate Trust	34,031
2,426	One Liberty Properties, Inc.	66,812
34,082	WP Carey, Inc.	2,123,309
		4,957,045
	Health Care REITs — 14.3%
24,245	Alexandria Real Estate Equities, Inc.	2,879,094
20,501	American Healthcare REIT, Inc.	535,076
24,016	CareTrust REIT, Inc.	741,134
3,900	Community Healthcare Trust, Inc.	70,785
33,719	Diversified Healthcare Trust	141,282
9,602	Global Medical REIT, Inc.	95,156
56,536	Healthcare Realty Trust, Inc.	1,026,128
109,600	Healthpeak Properties, Inc.	2,506,552
6,772	LTC Properties, Inc.	248,465
93,449	Medical Properties Trust, Inc.	546,677
6,766	National Health Investors, Inc.	568,750
40,154	Omega Healthcare Investors, Inc.	1,634,268
36,482	Sabra Health Care REIT, Inc.	678,930
1,985	Universal Health Realty Income Trust	90,814
64,341	Ventas, Inc.	4,126,188
90,120	Welltower, Inc.	11,538,063
		27,427,362
	Hotel & Resort REITs — 2.9%
34,867	Apple Hospitality REIT, Inc.	517,775
9,095	Braemar Hotels & Resorts, Inc.	28,104
7,616	Chatham Lodging Trust	64,888
32,277	DiamondRock Hospitality Co.	281,778
109,392	Host Hotels & Resorts, Inc.	1,925,299
Shares	Description	Value

	Hotel & Resort REITs (Continued)
32,535	Park Hotels & Resorts, Inc.	$458,743
18,767	Pebblebrook Hotel Trust	248,287
23,887	RLJ Lodging Trust	219,283
9,329	Ryman Hospitality Properties, Inc.	1,000,442
25,835	Service Properties Trust	117,808
16,871	Summit Hotel Properties, Inc.	115,735
31,668	Sunstone Hotel Investors, Inc.	326,814
15,879	Xenia Hotels & Resorts, Inc.	234,533
		5,539,489
	Industrial REITs — 14.5%
40,711	Americold Realty Trust, Inc.	1,150,900
7,576	EastGroup Properties, Inc.	1,415,348
20,609	First Industrial Realty Trust, Inc.	1,153,692
9,145	Industrial Logistics Properties Trust	43,530
4,413	Innovative Industrial Properties, Inc.	593,990
9,248	Lineage, Inc.	724,858
45,839	LXP Industrial Trust	460,682
6,150	Plymouth Industrial REIT, Inc.	138,990
144,193	Prologis, Inc.	18,208,692
34,115	Rexford Industrial Realty, Inc.	1,716,326
28,360	STAG Industrial, Inc.	1,108,592
15,090	Terreno Realty Corp.	1,008,465
		27,724,065
	Multi-Family Residential REITs — 10.8%
20,289	Apartment Investment and Management Co., Class A (a)	183,413
22,119	AvalonBay Communities, Inc.	4,982,305
1,782	BRT Apartments Corp.	31,328
16,606	Camden Property Trust	2,051,339
2,384	Centerspace	168,000
13,707	Elme Communities	241,106
53,132	Equity Residential	3,956,209
9,999	Essex Property Trust, Inc.	2,953,905
34,996	Independence Realty Trust, Inc.	717,418
18,201	Mid-America Apartment Communities, Inc.	2,892,139
3,441	NexPoint Residential Trust, Inc.	151,438
46,742	UDR, Inc.	2,119,282
12,578	Veris Residential, Inc.	224,643
		20,672,525
	Office REITs — 4.2%
26,828	Brandywine Realty Trust	145,944
22,629	BXP, Inc.	1,820,729
6,254	City Office REIT, Inc.	36,523
17,507	COPT Defense Properties	530,987
23,692	Cousins Properties, Inc.	698,440

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs (Continued)
26,071	Douglas Emmett, Inc.	$458,068
15,077	Easterly Government Properties, Inc.	204,746
16,713	Equity Commonwealth (a)	332,589
12,579	Franklin Street Properties Corp.	22,265
16,509	Highwoods Properties, Inc.	553,217
21,965	Hudson Pacific Properties, Inc.	104,993
13,473	JBG SMITH Properties	235,508
16,452	Kilroy Realty Corp.	636,693
2,302	NET Lease Office Properties	70,487
7,825	Office Properties Income Trust	17,059
7,930	Orion Office REIT, Inc.	31,720
28,445	Paramount Group, Inc.	139,949
5,665	Peakstone Realty Trust	77,214
19,310	Piedmont Office Realty Trust, Inc., Class A	195,031
3,372	Postal Realty Trust, Inc., Class A	49,366
10,094	SL Green Realty Corp.	702,643
25,808	Vornado Realty Trust	1,016,835
		8,081,006
	Other Specialized REITs — 8.8%
11,793	EPR Properties	578,329
6,700	Farmland Partners, Inc.	70,015
14,431	Four Corners Property Trust, Inc.	422,973
42,732	Gaming and Leisure Properties, Inc.	2,198,561
5,191	Gladstone Land Corp.	72,155
45,682	Iron Mountain, Inc.	5,428,392
13,686	Lamar Advertising Co., Class A	1,828,449
21,455	Outfront Media, Inc.	394,343
7,120	Safehold, Inc.	186,758
38,022	Uniti Group, Inc.	214,444
163,078	VICI Properties, Inc.	5,432,128
		16,826,547
	Retail REITs — 16.5%
16,404	Acadia Realty Trust	385,166
15,636	Agree Realty Corp.	1,177,860
333	Alexander’s, Inc.	80,706
46,929	Brixmor Property Group, Inc.	1,307,442
2,255	CBL & Associates Properties, Inc.	56,826
11,716	Federal Realty Investment Trust	1,346,988
7,764	Getty Realty Corp.	246,973
10,579	InvenTrust Properties Corp.	300,126
104,980	Kimco Realty Corp.	2,437,636
34,207	Kite Realty Group Trust	908,538
33,636	Macerich (The) Co.	613,521
12,051	NETSTREIT Corp.	199,203
28,601	NNN REIT, Inc.	1,386,862
Shares	Description	Value

	Retail REITs (Continued)
19,077	Phillips Edison & Co., Inc.	$719,394
135,622	Realty Income Corp.	8,601,147
25,439	Regency Centers Corp.	1,837,459
19,848	Retail Opportunity Investments Corp.	312,209
1,879	Saul Centers, Inc.	78,843
47,727	Simon Property Group, Inc.	8,066,818
7,342	SITE Centers Corp.	444,191
17,030	Tanger, Inc.	565,055
18,896	Urban Edge Properties	404,185
6,861	Whitestone REIT	92,829
		31,569,977
	Self-Storage REITs — 9.0%
35,070	CubeSmart	1,887,818
33,004	Extra Space Storage, Inc.	5,946,991
10,882	National Storage Affiliates Trust	524,512
24,531	Public Storage	8,926,095
		17,285,416
	Single-Family Residential REITs — 5.1%
49,000	American Homes 4 Rent, Class A	1,881,110
29,047	Equity LifeStyle Properties, Inc.	2,072,213
88,722	Invitation Homes, Inc.	3,128,338
18,251	Sun Communities, Inc.	2,466,622
10,652	UMH Properties, Inc.	209,525
		9,757,808
	Total Common Stocks	190,721,038
	(Cost $199,478,096)
MONEY MARKET FUNDS — 0.1%
156,272	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (b)	156,272
	(Cost $156,272)

	Total Investments — 99.7%	190,877,310
	(Cost $199,634,368)
	Net Other Assets and Liabilities — 0.3%	496,824
	Net Assets — 100.0%	$191,374,134

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 190,721,038	$ 190,721,038	$ —	$ —
Money Market Funds	156,272	156,272	—	—
Total Investments	$190,877,310	$190,877,310	$—	$—

*	See Portfolio of Investments for sub-industry breakout.

First Trust Water ETF (FIW)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Beverages — 2.3%
1,671,460	Primo Water Corp.	$42,204,365
	Building Products — 8.8%
661,836	A.O. Smith Corp.	59,452,728
412,374	Advanced Drainage Systems, Inc.	64,808,698
1,139,047	Zurn Elkay Water Solutions Corp.	40,937,349
		165,198,775
	Chemicals — 5.2%
291,803	Ecolab, Inc.	74,506,060
182,261	Hawkins, Inc.	23,232,810
		97,738,870
	Commercial Services & Supplies — 8.3%
701,734	Montrose Environmental Group, Inc. (a)	18,455,604
1,359,546	Tetra Tech, Inc.	64,116,190
657,107	Veralto Corp.	73,503,989
		156,075,783
	Construction & Engineering — 8.4%
645,534	AECOM	66,664,296
675,801	Stantec, Inc.	54,341,158
129,267	Valmont Industries, Inc.	37,480,967
		158,486,421
	Electronic Equipment, Instruments & Components — 5.2%
267,753	Badger Meter, Inc.	58,479,933
361,370	Itron, Inc. (a)	38,597,929
		97,077,862
	Health Care Equipment & Supplies — 4.1%
153,488	IDEXX Laboratories, Inc. (a)	77,545,207
	Life Sciences Tools & Services — 8.2%
516,922	Agilent Technologies, Inc.	76,752,579
213,306	Waters Corp. (a)	76,766,696
		153,519,275
	Machinery — 22.0%
355,664	Franklin Electric Co., Inc.	37,280,701
357,800	IDEX Corp.	76,748,100
186,111	Lindsay Corp.	23,196,875
762,053	Mueller Industries, Inc.	56,468,127
1,720,506	Mueller Water Products, Inc., Class A	37,334,980
728,873	Pentair PLC	71,276,491
Shares	Description	Value

	Machinery (Continued)
187,795	Watts Water Technologies, Inc., Class A	$38,909,246
537,181	Xylem, Inc.	72,535,550
		413,750,070
	Multi-Utilities — 2.0%
6,827,961	Algonquin Power & Utilities Corp. (b)	37,212,387
	Software — 3.9%
133,256	Roper Technologies, Inc.	74,148,969
	Trading Companies & Distributors — 6.5%
1,153,631	Core & Main, Inc., Class A (a)	51,221,217
359,139	Ferguson Enterprises, Inc.	71,314,231
		122,535,448
	Water Utilities — 15.1%
453,688	American States Water Co.	37,787,673
516,200	American Water Works Co., Inc.	75,489,088
667,617	California Water Service Group	36,198,194
1,375,048	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	22,743,294
1,657,956	Essential Utilities, Inc.	63,947,363
366,403	Middlesex Water Co.	23,904,132
391,372	SJW Group	22,742,627
		282,812,371
	Total Common Stocks	1,878,305,803
	(Cost $1,467,138,229)
MONEY MARKET FUNDS — 0.0%
742,125	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (c)	742,125
	(Cost $742,125)

First Trust Water ETF (FIW)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$17,899,872	Bank of America Corp., 4.86% (c), dated 09/30/24, due 10/01/24, with a maturity value of $17,902,288. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $18,257,869. (d)	$17,899,872
17,197,917	JPMorgan Chase & Co., 4.87% (c), dated 09/30/24, due 10/01/24, with a maturity value of $17,200,244. Collateralized by U.S. Treasury Securities, interest rates of 3.13% to 4.38%, due 11/30/29 to 02/15/43. The value of the collateral including accrued interest is $17,541,876. (d)	17,197,917
	Total Repurchase Agreements	35,097,789
	(Cost $35,097,789)

	Total Investments — 101.9%	1,914,145,717
	(Cost $1,502,978,143)
	Net Other Assets and Liabilities — (1.9)%	(34,846,361)
	Net Assets — 100.0%	$1,879,299,356

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $33,490,250 and the total value of the collateral held by the Fund is $35,097,789.

(c)	Rate shown reflects yield as of September 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,878,305,803	$ 1,878,305,803	$ —	$ —
Money Market Funds	742,125	742,125	—	—
Repurchase Agreements	35,097,789	—	35,097,789	—
Total Investments	$1,914,145,717	$1,879,047,928	$35,097,789	$—

*	See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Gas Utilities — 2.1%
120,303	National Fuel Gas Co.	$7,291,565
	Oil, Gas & Consumable Fuels — 97.7%
56,017	Amplify Energy Corp. (a)	365,791
399,555	Antero Resources Corp. (a)	11,447,251
448,615	APA Corp.	10,973,123
1,682,896	Baytex Energy Corp. (b)	4,998,201
129,406	California Resources Corp.	6,789,933
155,495	Chesapeake Energy Corp.	12,789,464
88,799	Chord Energy Corp.	11,564,294
169,323	Civitas Resources, Inc.	8,579,596
288,693	CNX Resources Corp. (a)	9,402,731
375,736	Comstock Resources, Inc. (b)	4,181,942
140,401	ConocoPhillips	14,781,417
558,153	Coterra Energy, Inc.	13,367,764
368,271	Crescent Energy, Co., Class A	4,032,567
321,096	Devon Energy Corp.	12,561,275
75,742	Diamondback Energy, Inc.	13,057,921
120,920	EOG Resources, Inc.	14,864,696
417,166	EQT Corp.	15,284,962
314,494	Granite Ridge Resources, Inc.	1,868,094
44,054	Gulfport Energy Corp. (a)	6,667,573
436,639	Hess Midstream, L.P., Class A (c) (d)	15,400,258
984,166	Kosmos Energy Ltd. (a)	3,966,189
327,511	Magnolia Oil & Gas Corp., Class A	7,997,819
197,168	Matador Resources Co.	9,744,043
257,129	Murphy Oil Corp.	8,675,532
190,768	Northern Oil & Gas, Inc.	6,755,095
232,551	Obsidian Energy Ltd. (a)	1,288,333
266,365	Occidental Petroleum Corp.	13,728,452
279,762	Ovintiv, Inc.	10,717,682
869,497	Permian Resources Corp.	11,833,854
307,442	Range Resources Corp.	9,456,916
84,086	Riley Exploration Permian, Inc.	2,227,438
431,792	Ring Energy, Inc. (a)	690,867
210,531	SandRidge Energy, Inc.	2,574,794
192,570	SM Energy Co.	7,697,023
61,767	Summit Midstream Corp. (a)	2,163,698
773,403	Veren, Inc.	4,756,428
349,676	Vermilion Energy, Inc.	3,416,334
144,673	Vital Energy, Inc. (a)	3,891,704
123,560	Vitesse Energy, Inc.	2,967,911
523,241	W&T Offshore, Inc.	1,124,968
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
422,718	Western Midstream Partners, L.P. (d)	$16,173,191
544,745	Woodside Energy Group Ltd., ADR (b)	9,391,404
		334,218,528
	Total Common Stocks	341,510,093
	(Cost $375,156,369)
MONEY MARKET FUNDS — 0.1%
229,839	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (e)	229,839
	(Cost $229,839)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.3%
$3,933,414	Bank of America Corp., 4.86% (e), dated 09/30/24, due 10/01/24, with a maturity value of $3,933,945. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $4,012,082. (f)	3,933,414
4,093,962	Mizuho Financial Group, Inc., 4.85% (e), dated 09/30/24, due 10/01/24, with a maturity value of $4,094,514. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 4.75%, due 02/28/25 to 08/15/54. The value of the collateral including accrued interest is $4,175,856. (f)	4,093,962
	Total Repurchase Agreements	8,027,376
	(Cost $8,027,376)

	Total Investments — 102.2%	349,767,308
	(Cost $383,413,584)
	Net Other Assets and Liabilities — (2.2)%	(7,607,900)
	Net Assets — 100.0%	$342,159,408

First Trust Natural Gas ETF (FCG)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $7,843,202 and the total value of the collateral held by the Fund is $8,027,376.

(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of September 30, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 341,510,093	$ 341,510,093	$ —	$ —
Money Market Funds	229,839	229,839	—	—
Repurchase Agreements	8,027,376	—	8,027,376	—
Total Investments	$349,767,308	$341,739,932	$8,027,376	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 98.1%
14,830	1st Source Corp.	$888,020
18,539	Amalgamated Financial Corp.	581,568
10,123	Arrow Financial Corp.	290,125
19,978	BancFirst Corp.	2,102,685
29,620	Bancorp (The), Inc. (a)	1,584,670
6,058	Bank First Corp.	549,461
9,847	Bank of Marin Bancorp	197,826
68,644	Bank OZK	2,951,006
20,846	Banner Corp.	1,241,588
16,546	Bridgewater Bancshares, Inc. (a)	234,457
53,790	Brookline Bancorp, Inc.	542,741
9,042	Burke & Herbert Financial Services Corp.	551,472
15,428	Business First Bancshares, Inc.	396,037
19,429	California BanCorp (a)	287,355
8,817	Camden National Corp.	364,318
10,250	Capital City Bank Group, Inc.	361,723
80,304	Capitol Federal Financial, Inc.	468,975
13,959	Carter Bankshares, Inc. (a)	242,747
43,662	Cathay General Bancorp	1,875,283
8,894	City Holding Co.	1,044,067
12,703	CNB Financial Corp.	305,634
8,141	Coastal Financial Corp. (a)	439,533
63,359	Columbia Financial, Inc. (a)	1,081,538
77,994	Commerce Bancshares, Inc.	4,632,844
10,921	Community Trust Bancorp, Inc.	542,337
11,459	Community West Bancshares	220,700
23,212	ConnectOne Bancorp, Inc.	581,461
29,818	CrossFirst Bankshares, Inc. (a)	497,662
84,506	CVB Financial Corp.	1,505,897
23,684	Dime Community Bancshares, Inc.	682,099
18,257	Eagle Bancorp, Inc.	412,243
7,517	Enterprise Bancorp, Inc.	240,243
22,607	Enterprise Financial Services Corp.	1,158,835
5,030	Esquire Financial Holdings, Inc.	328,006
22,733	Farmers National Banc Corp.	343,723
9,361	Financial Institutions, Inc.	238,425
24,973	First Bancorp	1,038,627
34,396	First Busey Corp.	894,984
11,053	First Community Bankshares, Inc.	476,937
57,765	First Financial Bancorp	1,457,411
86,423	First Financial Bankshares, Inc.	3,198,515
7,147	First Financial Corp.	313,396
77,369	First Hawaiian, Inc.	1,791,092
5,244	First Internet Bancorp	179,659
63,250	First Interstate BancSystem, Inc., Class A	1,940,510
Shares	Description	Value

	Banks (Continued)
35,396	First Merchants Corp.	$1,316,731
14,462	First Mid Bancshares, Inc.	562,716
13,631	First of Long Island (The) Corp.	175,431
12,898	Five Star Bancorp	383,458
17,586	Flushing Financial Corp.	256,404
110,050	Fulton Financial Corp.	1,995,207
17,956	German American Bancorp, Inc.	695,795
7,065	Great Southern Bancorp, Inc.	404,895
52,238	Hancock Whitney Corp.	2,673,018
18,312	Hanmi Financial Corp.	340,603
26,867	HarborOne Bancorp, Inc.	348,734
37,082	Heritage Commerce Corp.	366,370
20,870	Heritage Financial Corp.	454,340
1,319	Hingham Institution for Savings (The) (b)	320,926
10,586	HomeTrust Bancshares, Inc.	360,771
73,041	Hope Bancorp, Inc.	917,395
26,445	Horizon Bancorp, Inc.	411,220
25,702	Independent Bank Corp.	1,519,759
12,642	Independent Bank Corp.	421,611
37,625	International Bancshares Corp.	2,249,599
39,070	Kearny Financial Corp.	268,411
15,432	Lakeland Financial Corp.	1,004,932
9,763	Mercantile Bank Corp.	426,838
10,101	Mid Penn Bancorp, Inc.	301,313
12,943	Midland States Bancorp, Inc.	289,664
9,543	MidWestOne Financial Group, Inc.	272,262
28,538	NBT Bancorp, Inc.	1,262,236
4,826	Northeast Bank	372,229
8,482	Northeast Community Bancorp, Inc.	224,349
26,127	Northfield Bancorp, Inc.	303,073
3,329	Northrim BanCorp, Inc.	237,091
77,058	Northwest Bancshares, Inc.	1,031,036
35,382	OceanFirst Financial Corp.	657,751
27,133	Old Second Bancorp, Inc.	423,003
11,719	Orrstown Financial Services, Inc.	421,415
58,336	Pacific Premier Bancorp, Inc.	1,467,734
15,111	Pathward Financial, Inc.	997,477
10,695	Peapack-Gladstone Financial Corp.	293,150
21,482	Peoples Bancorp, Inc.	646,393
8,102	Preferred Bank	650,186
21,682	Premier Financial Corp.	509,093
14,932	Primis Financial Corp.	181,872
10,189	QCR Holdings, Inc.	754,292
10,772	RBB Bancorp	247,971
10,457	Republic Bancorp, Inc., Class A	682,842
23,144	S&T Bancorp, Inc.	971,354
27,291	Sandy Spring Bancorp, Inc.	856,119

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
51,605	Seacoast Banking Corp. of Florida	$1,375,273
20,156	Shore Bancshares, Inc.	281,982
8,746	Sierra Bancorp	252,585
75,957	Simmons First National Corp., Class A	1,636,114
9,914	South Plains Financial, Inc.	336,283
6,870	Southern Missouri Bancorp, Inc.	388,086
18,311	Southside Bancshares, Inc.	612,137
17,790	Stock Yards Bancorp, Inc.	1,102,802
27,948	Texas Capital Bancshares, Inc. (a)	1,997,164
169,826	TFS Financial Corp.	2,183,962
8,267	Third Coast Bancshares, Inc. (a)	221,308
45,402	TowneBank	1,500,990
19,960	TriCo Bancshares	851,294
14,135	Triumph Financial, Inc. (a)	1,124,298
11,501	TrustCo Bank Corp.	380,338
37,029	Trustmark Corp.	1,178,263
29,491	UMB Financial Corp.	3,099,799
81,806	United Bankshares, Inc.	3,035,003
17,648	Univest Financial Corp.	496,615
32,903	Veritex Holdings, Inc.	866,007
49,137	WaFd, Inc.	1,712,424
10,320	Washington Trust Bancorp, Inc.	332,407
36,050	WesBanco, Inc.	1,073,569
16,145	Westamerica BanCorp	797,886
40,232	Wintrust Financial Corp.	4,366,379
35,857	WSFS Financial Corp.	1,828,348
		106,218,820
	Financial Services — 1.8%
8,244	Cass Information Systems, Inc.	341,961
27,683	Merchants Bancorp	1,244,627
15,708	NewtekOne, Inc.	195,722
11,771	Waterstone Financial, Inc.	173,034
		1,955,344
	Total Common Stocks	108,174,164
	(Cost $114,732,252)
MONEY MARKET FUNDS — 0.1%
73,811	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (c)	73,811
	(Cost $73,811)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$286,597	Bank of America Corp., 4.86% (c), dated 09/30/24, due 10/01/24, with a maturity value of $286,636. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $292,329. (d)	$286,597
	(Cost $286,597)

	Total Investments — 100.2%	108,534,572
	(Cost $115,092,660)
	Net Other Assets and Liabilities — (0.2)%	(218,100)
	Net Assets — 100.0%	$108,316,472

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $288,808 and the total value of the collateral held by the Fund is $286,597. On September 30,
2024, the last business day of the period, there was sufficient collateral based on the end of day market value from the
prior business day; however, as a result of market movement
from September 29 to September 30, the value of the related
securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of September 30, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 108,174,164	$ 108,174,164	$ —	$ —
Money Market Funds	73,811	73,811	—	—
Repurchase Agreements	286,597	—	286,597	—
Total Investments	$108,534,572	$108,247,975	$286,597	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
September 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100 Equal WeightedTM Index,
Nasdaq-100 Technology SectorTM Index, Nasdaq-100 Ex-Tech SectorTM Index, Nasdaq® Clean Edge® Green EnergyTM Index, ISE Clean Edge WaterTM Index, ISE-Revere Natural GasTM Index and Nasdaq OMX® ABA Community BankTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.